CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	May 31, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES AND OTHER INCOME:
Rental of flight equipment		$ 1,068,610		$ 1,097,280							$ 3,142,418	$ 3,320,711	$ 4,345,602	$ 4,454,405	$ 4,726,502
Flight equipment marketing and gain on aircraft sales		17,024		10,503							33,777	25,176	35,388	14,348	10,637
Other income		23,167		34,089							96,269	81,848	123,250	57,910	61,741
Total revenues and other income		1,108,801	1,076,506	1,141,872	1,134,318	1,151,544	1,109,465	1,123,153	1,125,532	1,168,513	3,272,464	3,427,735	4,504,240	4,526,663	4,798,880
EXPENSES:
Interest		338,553		386,769							1,088,655	1,165,844	1,555,567	1,569,468	1,567,369
Depreciation of flight equipment		459,426		482,098							1,386,793	1,440,502	1,918,728	1,864,735	1,963,175
Aircraft impairment charges on flight equipment held for use		1,104,625		61,237							1,139,863	102,662	102,662	1,567,180	1,110,427
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		57,487		35,932							185,074	88,059	89,700	170,328	552,762
Loss on early extinguishment of debt											17,695	22,934	22,934	61,093
Aircraft costs		22,254		49,638							43,732	95,795	134,825	49,673	33,352
Selling, general and administrative		75,134		65,682							242,556	191,880	257,463	188,433	179,428
Other expenses		100,637		32,960							106,945	46,383	51,270	89,732	157,003
Total expenses		2,158,116		1,114,316							4,211,313	3,154,059	4,133,149	5,560,642	5,563,516
INCOME (LOSS) BEFORE INCOME TAXES		(1,049,315)	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	(938,849)	273,676	371,091	(1,033,979)	(764,636)
(Benefit) provision for income taxes	(162,600)	(367,237)		9,964							(339,557)	(65,990)	(39,231)	(310,078)	(268,968)
NET INCOME (LOSS)		$ (682,078)	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ (599,292)	$ 339,666	$ 410,322	$ (723,901)	$ (495,668)